Note 6 - Exploration and Evaluation Assets	12 Months Ended
Nov. 30, 2022
Statement Line Items [Line Items]
Disclosure of exploration and evaluation assets [text block]
6.	Exploration and Evaluation Assets

	For the year ended
	November 30,
	2022	2021
	($)	($)
Balance at the beginning of year	54,475	55,885
Mineral rights and property acquired	134	-
Mineral property option payment	-	49
Mineral property option grant	(1,152)	-
	53,457	55,934
Change in reclamation estimate	(57)	28
Foreign currency translation adjustments	3,388	(1,487)
Balance at the end of year	56,788	54,475

Exploration and evaluation assets on a project basis are as follows:

	November 30,	November 30,
	2022	2021
	($)	($)
La Mina	14,326	13,650
Titiribi	12,027	11,460
Yellowknife	7,090	7,147
Crucero	7,056	6,723
Cachoeira	6,086	5,351
São Jorge	5,128	4,509
Surubim	1,989	1,749
Yarumalito	1,668	1,462
Whistler	984	937
Batistão	230	203
Montes Áureos and Trinta	176	154
Rea	28	28
Almaden	-	1,102
Total	56,788	54,475

Significant transactions related to the Company's exploration and evaluation assets during the years ended November 30, 2022 and 2021 are detailed below:

Cachoeira

On October 14, 2021 (the "Cachoeria Settlement Date"), the Company and BRI Mineração Ltda., a wholly-owned subsidiary of the Company entered into a settlement agreement with an existing third-party royalty holder respecting the settlement of a previously announced outstanding legal claim commenced by the royalty holder in March 2018 respecting claims for annual payments in lieu of royalties. Pursuant to the settlement agreement, the parties agreed to settle the outstanding claim for US$500,000 which amount was satisfied by BRI Mineração Ltda. by paying US$100,000 in cash and delivering 324,723 common shares of the Company on closing of the settlement agreement. The GoldMining Shares were valued at $1.62 per share, the closing GoldMining Share price as traded on the Cachoeira Settlement Date.

Settlement Consideration ($)
324,723 GoldMining Shares	526
Cash payment	124
Total	650

During the year ended November 30, 2021, the Company recorded a gain on settlement of litigation in the amount of $760, resulting from the settlement of liabilities related to the Cachoeira Project.

Additionally, the existing 1.33% net profits interest royalty held by the royalty holder was replaced by a 0.5% net smelter return royalty pursuant to a new royalty agreement between the parties. Such royalty does not include annual minimum royalty payments and will be subject to a right of BRI Mineração Ltda. to repurchase up to one-half of the royalty for US$250,000 payable in Brazilian Real equivalent for a period of seven years after the date of the royalty agreement.

Yarumalito

On March 11, 2022, the Company acquired an existing 1% net smelter return ("NSR") royalty on the Company's Yarumalito Project in Colombia from Newrange Gold Corp. ("Newrange"). Pursuant to an agreement, the Company paid Newrange $100 in cash and delivered 10,000 common shares of the Company. The total purchase price including transaction costs was $134 and was capitalized to exploration and evaluation assets during the year ended November 30, 2022

Almaden

On June 13, 2022, the Company and its subsidiary entered into an option agreement (the "Option Agreement") with NevGold and a subsidiary of NevGold, pursuant to which, among other things, it agreed to grant an option to acquire 100% of the Company's Almaden Project to NevGold's subsidiary. Pursuant to the terms thereof, on July 4, 2022 (the "Option Agreement Closing Date"), the Company closed the grant of the option to NevGold's subsidiary. As consideration for the option grant, the Company received 4,444,444 common shares of NevGold ("NevGold Shares") with a fair value of $2,489, based on the closing NevGold Share price of $0.56 as traded on the Option Agreement Closing Date.

As a result of the grant of the Option Agreement, the Company recorded a recovery in the amount of $1,379.

($)
Fair value of NevGold shares received on grant of Option Agreement	2,489
Almaden Project carrying value - July 4, 2022	(1,110)
Recovery on grant of mineral property option	1,379

To exercise the option, NevGold must, among other things:

●

make additional payments totaling $6,000 to GoldMining's subsidiary between January 1, 2023 and January 1, 2024, which payments may be satisfied by NevGold in cash or through the issuance of NevGold Shares, on the following dates:

○	January 1, 2023: $1,500 (completed)
○	July 1, 2023: $1,500
○	January 1, 2024: $3,000

In the event that NevGold elects to satisfy any of the foregoing payments by issuing NevGold Shares, the number of such shares will be based upon the volume weighted average price of the NevGold Shares for the then-applicable 30-trading day period.

●	complete qualifying expenditures on the Project aggregating to $2,250, comprised of $1,500 on or before June 1, 2023, and a further $750 on or before December 31, 2023.

●	Additionally, NevGold is required to make success-based contingent payments totaling up to $7,500 to GoldMining, payable in cash or shares at the election of NevGold:
○	$500 on completion of a positive Preliminary Economic Assessment
○	$2,500 on completion of a positive Preliminary Feasibility Study
○	$4,500 on completion of a positive Feasibility Study

Pursuant to the Option Agreement, the Company also completed an initial strategic investment in NevGold by subscribing for 1,481,481 NevGold Shares at a price of $0.675 per share, which was based upon the volume weighted average price ("VWAP") of the NevGold Shares for the 30-trading day period prior to the date the Option Agreement was entered into, for a total subscription of $1,000.

In connection with the transactions, GoldMining was granted certain rights by NevGold under an investor rights agreement dated July 4, 2022. So long as the Company maintains an equity interest in NevGold above 4.99%, the rights under the investor rights agreement include: (i) pre-emptive rights to subscribe for NevGold shares in any share offering to allow the Company to maintain its ownership, and (ii) top-up rights to subscribe for NevGold shares issued under convertible debt, bought deals and other securities to which the pre-emptive rights did not otherwise apply. GoldMining has agreed to, subject to certain conditions, purchase additional NevGold equity in an amount to the lesser of $1,250 and 40% of the total gross proceeds raised by NevGold in certain qualifying financings announced prior to November 30, 2022. Subsequent to year end, the Company completed the purchase of shares in NevGold with a value of $1,250 (Note 18).

Exploration Expenditures

Exploration expenditures on a project basis for the periods indicated are as follows:

			For the period from
	For the year ended		incorporation,
	November 30,		September 9, 2009, to
	2022	2021	November 30, 2022
	($)	($)	($)
La Mina	1,462	386	2,687
Whistler	704	705	3,590
São Jorge	272	151	1,418
Titiribi	267	279	2,103
Yellowknife	124	337	1,269
Crucero	123	137	435
Almaden	53	114	312
Yarumalito	52	31	166
Cachoeira	27	270	6,768
Surubim	-	-	210
Other Exploration Expenses	31	3	3,717
Total	3,115	2,413	22,675